Research and Development Expenses (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Research and Development Expenses [Line Items]
Research and development expenses	€ 7,202,942	€ 10,016,870	€ 14,219,279	€ 17,318,680
Personnel Cost [Member]
Research and Development Expenses [Line Items]
Research and development expenses	2,300,000	2,200,000	5,000,000	4,700,000
Research and development projects [Member]
Research and Development Expenses [Line Items]
Research and development expenses	€ 4,400,000	€ 6,700,000	€ 8,400,000	€ 10,900,000